Summary of significant accounting policies (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Apr. 30, 2021
Working Capital	$ 6,230,000
Accumulated other comprehensive income	(63,634)	$ (1,456)
Gain from short term investments	$ 0	84,634	$ 387,910
Estimated useful lives	5 years
Escrow		52,187,762		$ 600,000
Escrow account related to convertible notes and issuance of common shares amount		52,187,762
Continuing Operations [Member]
Employee benefits	$ 39,331	13,016
Pure Tech [Member]
Minority shareholders ownership interests	3.00%
Escrow [Member]
Escrow account related to convertible notes and issuance of common shares amount	$ 0	52,187,762
Accumulated Other Comprehensive Income Loss [Member]
Accumulated other comprehensive income	$ 63,634	$ 1,456